DEBT (Details) - USD ($)				1 Months Ended							12 Months Ended
	Dec. 18, 2020	Nov. 09, 2020	May 03, 2019	Nov. 30, 2020	Oct. 31, 2020	Aug. 31, 2020	Jul. 31, 2020	Sep. 30, 2019	Apr. 30, 2019	Oct. 31, 2018	Dec. 31, 2020	Dec. 31, 2019		Dec. 17, 2020	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2018
DEBT (Details) [Line Items]
Debt issuance costs, net											$ 741,000	$ 1,183,000
Debt instrument, face amount		$ 3,000,000					$ 4,162,000
Aggregate gross proceeds										$ 5,000,000
Percentage of conversion price								30.00%		20.00%
Derivative liability, redemption feature probability										80.00%
Embedded derivative, carrying value										$ 14,000,000
Loss on debt extinguishment											(2,360,000)	(3,374,000)	[1]
Loans and borrowings											33,843,000	33,728,000
Convertible Debt											27,142,000	26,566,000
Option, equity financing, pro rata share of total securities issued	25.00%
Loans and borrowings											$ 6,701,000	7,162,000
Strike price (in Dollars per share)											$ 11.50
Loss on fair value of derivative instrument											$ 657,000	421,000
Series C Convertible Debentures
DEBT (Details) [Line Items]
Debt instrument, qualified financing, gross proceeds										5,000,000
Series D Convertible Notes Due March 2022
DEBT (Details) [Line Items]
Quarterly interest, satisfaction of payment through issued of common stock, percentage	95.00%
September 2023 Convertible Debentures
DEBT (Details) [Line Items]
Debt instrument, face amount					$ 1,230,000
Derivative instrument liability					$ 570,000
Derivative liability, redemption feature probability					43.00%
Embedded derivative, carrying value					$ 2,160,000
Loss on debt extinguishment					$ 570,000
Interest rate					8.00%
Election to convert accrued and unpaid interest to common stock (in Dollars per share)					$ 5.95
Accrued and unpaid interest to common stock, redemption feature					70.00%
Loss on fair value of derivative instrument					$ 600,000
Series C Financing
DEBT (Details) [Line Items]
Debt instrument, face amount										$ 18,000,000
Maturity date										Sep. 30, 2021
Derivative instrument liability										$ 3,900,000
Series C Financing | Series C Convertible Debentures
DEBT (Details) [Line Items]
Derivative instrument liability																	$ 4,400,000
Series D Financing | Series D Convertible Notes Due March 2022
DEBT (Details) [Line Items]
Debt instrument, face amount																$ 27,750,000
Interest rate															10.00%	8.00%
Common stock shares, guaranteed and secured (in Shares)																1,300,002
Convertible, common shares, minimum																$ 1,000,000
Convertible, conversion price (in Dollars per share)	$ 30.62													$ 11		$ 11
Share price, trigger event (in Dollars per share)																13.54
Series D Financing | Minimum | Series D Convertible Notes Due March 2022
DEBT (Details) [Line Items]
Share price, trigger event (in Dollars per share)																$ 13.54
Convertible Notes2022 Amendment | Series D Convertible Notes Due March 2022
DEBT (Details) [Line Items]
Interest rate	8.00%
Quarterly interest, satisfaction of payment through issued of common stock, percentage	95.00%
Option, equity financing, issuance of equity securities, net proceeds	$ 25,000,000
Option, equity financing, pro rata share of total securities issued	25.00%
Convertible Notes2022 Amendment | Maxumum | Series D Convertible Notes Due March 2022
DEBT (Details) [Line Items]
Periodic payment, interest	$ 2,000,000
Series E Financing | Series E Convertible Debenture
DEBT (Details) [Line Items]
Debt issuance costs, net							181,000
Debt instrument, face amount							4,162,000
Derivative instrument liability							$ 1,705,000
Derivative liability, redemption feature probability							90.00%
Embedded derivative, carrying value							$ 2,457,000
Loss on debt extinguishment							$ 1,705,000
Convertible, conversion price (in Dollars per share)							$ 0.0800
Election to convert accrued and unpaid interest to common stock (in Dollars per share)							$ 5.95
Accrued and unpaid interest to common stock, redemption feature							70.00%
Percentage ownership following redemption feature							50.00%
Future conversion price, discount, redemption feature							30.00%
Loss on fair value of derivative instrument							$ 85,000
Neem Holdings Warrants
DEBT (Details) [Line Items]
Debt instrument, face amount		$ 3,000,000
Number of securities called by warrants or rights (in Shares)		300,000
Aggregate purchase price		$ 3
Neem Holdings
DEBT (Details) [Line Items]
Number of securities called by warrants or rights (in Shares)				300,000
Neem Holdings | Neem Holdings Convertible Note
DEBT (Details) [Line Items]
Debt instrument, face amount		$ 3,000,000
Neem Holdings | Neem Holdings Warrants
DEBT (Details) [Line Items]
Number of securities called by warrants or rights (in Shares)				300,000							300,000
Aggregate purchase price				$ 3,000
Herbal Brands Inc. | Herbal Brands Loan, non-revolving
DEBT (Details) [Line Items]
Debt issuance costs, net						$ 400,000
Debt instrument, face amount									$ 8,500,000
Interest expense, debt											$ 704,000	456,000
Interest rate									8.00%
Percentage of repayment of positive operating cash flow									85.00%
Prepayment option, interest payments									$ 2,338,000
Incremental interest rate						4.00%
Repayments of debt											1,191,000	622,000
Herbal Brands Inc. | Herbal Brands Loan, non-revolving | Minimum
DEBT (Details) [Line Items]
Repayments of debt, expected to be paid											1,300,000
Herbal Brands Inc. | Herbal Brands Loan, non-revolving | Maxumum
DEBT (Details) [Line Items]
Repayments of debt, expected to be paid											$ 1,000,000
Herbal Brands Inc. | Rock Cliff
DEBT (Details) [Line Items]
Number of securities called by warrants or rights (in Shares)						63,597
Strike price (in Dollars per share)						$ 26.73
Clever Leaves | September 2023 Convertible Debentures
DEBT (Details) [Line Items]
Debt instrument, face amount					$ 2,730,000
Schultze Special Purpose Acquisition Corp. (SAMA) | Clever Leaves | Private Investment in Public Equity (PIPE) | September 2023 Convertible Debentures
DEBT (Details) [Line Items]
Investment commitment				$ 1,500,000
Series C Preferred Stock [Member] | Series D Convertible Notes Due March 2022
DEBT (Details) [Line Items]
Loans and borrowings																$ 30,258,000
Series C Preferred Stock [Member] | Series D Financing
DEBT (Details) [Line Items]
Embedded derivative, carrying value												4,475,000
Conversion										$ 17,890,000
Conversion (in Shares)										2,546,670
Interest expense, debt												300,000
Loss on debt extinguishment												3,374,000
Embedded derivative, loss on embedded derivative												$ 133,000
Series C Preferred Stock [Member] | Herbal Brands Inc. | Rock Cliff
DEBT (Details) [Line Items]
Class of warrant or right, fair value			$ 717,000						$ 717,000
Number of securities called by warrants or rights (in Shares)			193,402						193,402
Strike price (in Dollars per share)			$ 8.79						$ 8.79
Series C Preferred Stock [Member] | Herbal Brands Inc. | Rock Cliff | Warrant
DEBT (Details) [Line Items]
Class of warrant or right, fair value									$ 717,000
Loans and borrowings									$ 7,783,000
Series D convertible debt | Series D Convertible Notes Due March 2022
DEBT (Details) [Line Items]
Convertible Debt																$ 27,750,000
Series D convertible debt | Neem Holdings Convertible Note
DEBT (Details) [Line Items]
Debt, termination of business combination, issuance of preferred shares (in Shares)		194,805
Class A | September 2023 Convertible Debentures
DEBT (Details) [Line Items]
Convertible, conversion price (in Dollars per share)					$ 2.303
Class A | Series E Financing | Series E Convertible Debenture
DEBT (Details) [Line Items]
Convertible, conversion price (in Dollars per share)							$ 2.303
Aggregate purchase price							$ 5,950,000

[1]	See Note 3. for information on the reclassification adjustment of December 31, 2019.